WESTERN ASSET FUNDS, INC.

Supplement to the Prospectus dated August 1, 2006

This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus (the “Prospectus”) dated August 1, 2006 of Western Asset Funds, Inc.

Under “Redemption of Shares”, the reference to the fax number of Legg Mason Investor Services is hereby replaced with 1-781-796-3326.

Please retain this supplement for future reference.

This supplement is dated November 16, 2006